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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30 & May 31

Date of reporting period:	February 28, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Consumer Discretionary - 20.8%
Auto Components - 2.6%
BorgWarner, Inc.	4,205	$206,382
Cooper-Standard Holdings, Inc. (a)	1,212	147,670
Gentex Corporation (b)	9,541	216,676
Lear Corporation (b)	1,141	212,876
Tower International, Inc.	5,299	138,304
Visteon Corporation (a)	1,764	218,454
		1,140,362
Automobiles - 0.3%
LCI Industries	1,293	141,325

Diversified Consumer Services - 0.5%
H&R Block, Inc. (b)	8,212	208,010

Hotels, Restaurants & Leisure - 3.0%
Bluegreen Vacations Corporation	7,707	149,053
Dunkin' Brands Group, Inc.	3,576	214,167
Hilton Grand Vacations, Inc. (a) (b)	5,014	216,404
Starbucks Corporation	6,314	360,529
Yum! Brands, Inc. (b)	4,507	366,780
		1,306,933
Household Durables - 1.9%
D.R. Horton, Inc.	7,681	321,834
La-Z-Boy, Inc.	4,603	141,312
NVR, Inc. (a) (b)	69	196,179
Tupperware Brands Corporation (b)	2,860	140,283
		799,608
Internet & Direct Marketing Retail - 1.5%
Booking Holdings, Inc. (a)	187	380,365
Nutrisystem, Inc.	3,569	109,747
PetMed Express, Inc.	3,125	141,219
		631,331
Leisure Products - 2.1%
American Outdoor Brands Corporation (a)(b)	14,474	130,266
Brunswick Corporation (b)	3,759	215,015
Johnson Outdoors, Inc. - Class A	2,302	141,895
Malibu Boats, Inc. - Class A (a)	4,269	136,822
MCBC Holdings, Inc. (a)	5,854	143,482
Sturm, Ruger & Company, Inc. (b)	3,009	129,537
		897,017

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Consumer Discretionary - 20.8% (Continued)
Media - 2.0%
AMC Networks, Inc. - Class A (a) (b)	4,136	$217,429
Interpublic Group of Companies, Inc. (The) (b)	8,887	207,956
Liberty Media Corporation - Liberty SiriusXM - Series A (a)	5,228	219,315
Viacom, Inc. - Class B	6,603	220,144
		864,844
Multi-Line Retail - 2.6%
Big Lots, Inc. (b)	2,641	148,424
Dollar General Corporation (b)	3,682	348,280
Macy's, Inc.	8,569	252,014
Target Corporation (b)	4,794	361,516
		1,110,234
Specialty Retail - 3.0%
Buckle, Inc. (The)	6,920	145,666
Chico's FAS, Inc.	15,770	158,331
DSW, Inc. - Class A (b)	7,423	145,565
GameStop Corporation - Class A (b)	9,137	143,359
Hibbett Sports, Inc. (a)	5,906	152,079
Office Depot, Inc.	46,757	122,971
Sally Beauty Holdings, Inc. (a)	8,451	142,315
Sleep Number Corporation (a)	4,005	137,932
Winmark Corporation (b)	1,131	143,298
		1,291,516
Textiles, Apparel & Luxury Goods - 1.3%
Hanesbrands, Inc.	10,990	213,206
Ralph Lauren Corporation	2,030	214,855
Steven Madden Ltd. (a)	3,323	145,880
		573,941
Consumer Staples - 20.8%
Food Products - 9.9%
B&G Foods, Inc. (b)	15,867	439,516
Campbell Soup Company	11,191	481,773
Hormel Foods Corporation	10,618	344,660
Hostess Brands, Inc. (a)	40,014	489,771
Kellogg Company	5,137	340,070
Kraft Heinz Company (The)	5,166	346,380
Pilgrim's Pride Corporation (a) (b)	19,545	492,534
Sanderson Farms, Inc. (b)	3,859	475,236
Simply Good Foods Company (The) (a)	36,828	497,546
Tyson Foods, Inc. - Class A	4,648	345,718
		4,253,204

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Consumer Staples - 20.8% (Continued)
Household Products - 3.1%
Energizer Holdings, Inc. (b)	9,434	$513,964
Procter & Gamble Company (The)	4,371	343,211
Spectrum Brands Holdings, Inc.	4,953	488,911
		1,346,086
Personal Products - 5.8%
Edgewell Personal Care Company (a)	9,470	474,921
Herbalife Ltd. (a)	6,069	558,955
Medifast, Inc. (b)	7,551	481,678
Nu Skin Enterprises, Inc. - Class A	6,972	490,829
USANA Health Sciences, Inc. (a) (b)	6,533	499,121
		2,505,504
Tobacco - 2.0%
Altria Group, Inc. (b)	5,540	348,743
Vector Group Ltd. (b)	24,898	498,956
		847,699
Energy - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Alliance Holdings GP, L.P. (b)	8,746	222,761
Alliance Resource Partners, L.P. (b)	12,595	224,191
Antero Midstream GP, L.P.	11,909	220,317
Cheniere Energy Partners, L.P. Holdings, LLC	8,248	221,789
Contura Energy, Inc.	3,518	239,224
EQT GP Holdings, L.P.	9,331	219,932
EQT Midstream Partners, L.P.	3,529	217,104
Green Plains Partners, L.P.	12,717	227,634
HollyFrontier Corporation (b)	5,151	220,617
Par Pacific Holdings, Inc. (a)	13,005	221,345
Peabody Energy Corporation	5,687	231,518
REX American Resources Corporation (a) (b)	2,809	226,742
		2,693,174
Health Care - 21.1%
Health Care Equipment & Supplies - 9.4%
Anika Therapeutics, Inc. (a) (b)	3,653	190,139
Atrion Corporation	426	250,871
Edwards Lifesciences Corporation (a)	2,615	349,547
Globus Medical, Inc. - Class A (a) (b)	9,079	432,524
Hologic, Inc. (a) (b)	11,286	438,235
Lantheus Holdings, Inc. (a) (b)	10,441	159,747
LeMaitre Vascular, Inc. (b)	6,007	208,803
Masimo Corporation (a)	5,130	449,029
Meridian Bioscience, Inc. (b)	14,804	206,516
OraSure Technologies, Inc. (a)	12,343	213,040

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Health Care - 21.1% (Continued)
Health Care Equipment & Supplies - 9.4% (Continued)
Stryker Corporation	2,225	$360,806
Varian Medical Systems, Inc. (a)	3,641	434,517
Zimmer Biomet Holdings, Inc. (b)	2,954	343,403
		4,037,177
Health Care Providers & Services - 8.6%
American Renal Associates Holdings, Inc. (a)	11,107	220,141
AmerisourceBergen Corporation (b)	3,568	339,531
AMN Healthcare Services, Inc. (a) (b)	3,860	214,809
Cardinal Health, Inc.	5,112	353,802
Encompass Health Corporation (b)	8,392	446,958
Express Scripts Holding Company (a)	4,627	349,107
LHC Group, Inc. (a)	3,437	221,274
MEDNAX, Inc. (a) (b)	7,688	422,686
Premier, Inc. - Class A (a) (b)	13,743	455,580
Quest Diagnostics, Inc.	4,283	441,363
Tivity Health, Inc. (a) (b)	5,744	221,431
		3,686,682
Pharmaceuticals - 3.1%
ANI Pharmaceuticals, Inc. (a)	3,712	237,828
Corcept Therapeutics, Inc. (a)	13,864	210,594
Impax Laboratories, Inc. (a)	10,721	218,709
Innoviva, Inc. (a) (b)	13,328	206,717
Phibro Animal Health Corporation - Class A	6,127	235,583
Supernus Pharmaceuticals, Inc. (a) (b)	5,692	221,419
		1,330,850
Industrials - 8.3%
Aerospace & Defense - 0.7%
National Presto Industries, Inc. (b)	444	40,315
TransDigm Group, Inc.	352	101,485
United Technologies Corporation (b)	1,127	151,852
		293,652
Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	1,655	107,509
Forward Air Corporation	834	45,036
United Parcel Service, Inc. - Class B	1,362	142,206
		294,751
Building Products - 1.0%
Fortune Brands Home & Security, Inc.	1,657	100,514
Gibraltar Industries, Inc. (a)	1,464	50,801
Johnson Controls International plc	3,796	139,958
Masco Corporation (b)	2,472	101,649

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Industrials - 8.3% (Continued)
Building Products - 1.0% (Continued)
Patrick Industries, Inc. (a)	743	$45,657
		438,579
Commercial Services & Supplies - 1.3%
ACCO Brands Corporation	3,382	42,782
Brady Corporation - Class A	1,194	44,656
Deluxe Corporation	1,437	102,027
Ennis, Inc.	2,239	43,661
Herman Miller, Inc. (b)	1,226	44,013
HNI Corporation	1,165	43,082
Kimball International, Inc. - Class B	2,756	45,281
Knoll, Inc. (b)	2,067	43,965
McGrath RentCorp	936	47,380
SP Plus Corporation (a) (b)	1,263	45,468
Steelcase, Inc. - Class A (b)	3,166	43,216
		545,531
Electrical Equipment - 1.5%
Acuity Brands, Inc.	717	102,230
AMETEK, Inc.	1,890	143,149
Atkore International Group, Inc. (a)	2,192	47,654
Emerson Electric Company	2,004	142,404
EnerSys	1,447	100,842
Generac Holdings, Inc. (a)	1,007	44,791
TPI Composites, Inc. (a)	2,320	45,982
		627,052
Industrial Conglomerates - 0.3%
Honeywell International, Inc. (b)	927	140,079

Machinery - 0.7%
Blue Bird Corporation (a)	1,975	45,820
Global Brass & Copper Holdings, Inc. (b)	1,586	44,884
Greenbrier Companies, Inc. (The) (b)	859	44,496
Hillenbrand, Inc. (b)	1,009	44,295
Lydall, Inc. (a)	1,041	50,124
Meritor, Inc. (a)	1,768	43,316
Wabash National Corporation (b)	1,907	41,668
		314,603
Professional Services - 1.6%
Dun & Bradstreet Corporation (The) (b)	883	110,410
Heidrick & Struggles International, Inc.	1,800	47,520
Kforce, Inc.	1,616	44,763
Korn/Ferry International	1,083	45,388
ManpowerGroup, Inc.	860	101,876

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Industrials - 8.3% (Continued)
Professional Services - 1.6% (Continued)
Nielsen Holdings plc	3,219	$105,036
Resources Connection, Inc.	2,878	44,753
Robert Half International, Inc. (b)	1,830	104,438
RPX Corporation (b)	3,540	35,506
TriNet Group, Inc. (a) (b)	1,098	51,793
		691,483
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a) (b)	2,895	104,944
United Rentals, Inc. (a) (b)	609	106,630
		211,574
Information Technology - 13.1%
Communications Equipment - 2.3%
Applied Optoelectronics, Inc. (a)	3,250	90,772
Casa Systems, Inc. (a)	5,160	117,441
F5 Networks, Inc. (a) (b)	1,060	157,431
InterDigital, Inc. (b)	1,385	99,443
Juniper Networks, Inc.	5,845	149,983
Oclaro, Inc. (a) (b)	15,504	111,164
Plantronics, Inc. (b)	1,928	104,189
Ubiquiti Networks, Inc. (a) (b)	2,708	172,229
		1,002,652
Electronic Equipment, Instruments & Components - 1.6%
Coherent, Inc. (a)	716	149,758
Electro Scientific Industries, Inc. (a)	6,006	107,688
ePlus, Inc. (a)	1,358	103,955
Methode Electronics, Inc. (b)	2,647	104,424
PC Connection, Inc. (b)	4,325	107,390
Vishay Intertechnology, Inc.	5,953	109,535
		682,750
Internet Software & Services - 1.4%
Blucora, Inc. (a) (b)	2,767	64,471
Cars.com, Inc. (a) (b)	2,270	62,175
eBay, Inc. (a)	2,219	95,107
j2 Global, Inc.	991	73,354
NIC, Inc. (b)	4,838	65,313
Stamps.com, Inc. (a)	404	77,184
VeriSign, Inc. (a)	655	75,993
Web.com Group, Inc. (a) (b)	3,766	67,788
		581,385
IT Services - 3.8%
Amdocs Ltd.	1,155	75,987
Booz Allen Hamilton Holding Corporation (b)	2,000	75,860

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Information Technology - 13.1% (Continued)
IT Services - 3.8% (Continued)
CACI International, Inc. - Class A (a)	510	$76,016
Cass Information Systems, Inc.	1,145	67,051
Cognizant Technology Solutions Corporation - Class A (b)	1,166	95,635
Convergys Corporation	2,873	66,682
CSG Systems International, Inc.	1,391	64,932
Euronet Worldwide, Inc. (a)	909	77,147
Fiserv, Inc. (a)	684	98,079
Hackett Group, Inc. (The)	3,610	65,088
International Business Machines Corporation	620	96,615
Leidos Holdings, Inc.	1,169	74,009
ManTech International Corporation - Class A (b)	1,240	69,899
MAXIMUS, Inc. (b)	1,132	75,821
Paychex, Inc. (b)	1,468	95,611
Sabre Corporation	3,275	75,227
Science Applications International Corporation (b)	1,050	76,009
Sykes Enterprises, Inc. (a)	2,210	64,223
Syntel, Inc. (a) (b)	2,478	66,534
Visa, Inc. - Class A	791	97,246
Western Union Company (The)	3,805	75,415
		1,629,086
Software - 1.3%
ACI Worldwide, Inc. (a)	2,879	68,089
CA, Inc. (b)	2,193	76,974
CDK Global, Inc.	1,098	75,411
Ebix, Inc. (b)	775	65,061
Manhattan Associates, Inc. (a) (b)	1,573	66,223
MicroStrategy, Inc. - Class A (a)	485	62,070
Oracle Corporation (b)	1,931	97,844
Progress Software Corporation	1,370	64,212
		575,884
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	1,298	231,200
HP, Inc. (b)	10,426	243,864
NCR Corporation (a)	4,735	156,255
NetApp, Inc.	2,585	156,522
Seagate Technology plc	2,951	157,583
Western Digital Corporation	2,590	225,434
		1,170,858
Materials - 7.7%
Chemicals - 1.7%
Chemours Company (The)	3,810	181,013

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Materials - 7.7% (Continued)
Chemicals - 1.7% (Continued)
Scotts Miracle-Gro Company (The)	2,094	$188,125
Trinseo S.A.	2,387	190,005
Valvoline, Inc. (b)	8,123	186,098
		745,241
Containers & Packaging - 2.2%
Crown Holdings, Inc. (a) (b)	3,749	186,850
Greif, Inc. - Class A (b)	9,641	555,033
Sealed Air Corporation (b)	4,486	190,072
		931,955
Metals & Mining - 0.8%
Alcoa Corporation	3,958	177,991
Steel Dynamics, Inc.	3,894	180,098
		358,089
Paper & Forest Products - 3.0%
Louisiana-Pacific Corporation	6,531	186,133
Neenah, Inc. (b)	7,169	549,504
Schweitzer-Mauduit International, Inc. (b)	13,676	536,236
		1,271,873

Total Common Stocks (Cost $39,253,964)		$42,172,574

MONEY MARKET FUNDS - 1.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.26% (c) (Cost $793,587)	793,587	$793,587

Total Investments at Value - 99.9% (Cost $40,047,551)		$42,966,161

Other Assets in Excess of Liabilities - 0.1%		26,054

Net Assets - 100.0%		$42,992,215

(a)	Non-income producing security.
(b)	All or a portion of the shares have been pledged as collateral for trading purposes.
(c)	The rate shown is the 7-day effective yield as of February 28, 2018.

See accompanying notes to Schedule of Investments.

BARROW VALUE OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

1.	Securities Valuation

Barrow Value Opportunity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$42,172,574	$-	$-	$42,172,574
Money Market Funds	793,587	-	-	793,587
Total	$42,966,161	$-	$-	$42,966,161

BARROW VALUE OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of securities by industry type. As of February 28, 2018, the Fund did not have any transfers between Levels. There were no Level 3 securities or derivative instruments held by the Fund as of February 28, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2018:

Tax cost of portfolio investments	$40,168,392
Gross unrealized appreciation	$4,390,260
Gross unrealized depreciation	(1,592,491)
Net unrealized appreciation on investments	$2,797,769

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.	Borrowings

The Fund may borrow for investment purposes, subject to certain limits; these borrowings are referred to as “leverage.” Borrowings under this arrangement bear a variable interest rate.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

CORPORATE BONDS - 98.2%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 8.5%
AMC Entertainment Holdings, Inc.	5.750%	06/15/25	$67,000	$65,409
Ford Motor Co.	4.346%	12/08/26	100,000	98,709
Ford Motor Credit Co., LLC	3.815%	11/02/27	150,000	140,879
Penske Auto Group, Inc.	5.375%	12/01/24	60,000	60,450
PulteGroup, Inc.	5.000%	01/15/27	2,000	1,995
QVC, Inc.	4.450%	02/15/25	70,000	68,767
Service Corp. International	7.500%	04/01/27	62,000	72,462
Tenneco, Inc.	5.375%	12/15/24	55,000	56,925
Tenneco, Inc.	5.000%	07/15/26	15,000	14,775
Toll Brothers Finance Corp.	5.625%	01/15/24	21,000	22,365
Toll Brothers Finance Corp.	4.875%	03/15/27	75,000	74,812
United Rentals, Inc.	5.875%	09/15/26	30,000	31,537
				709,085
Consumer Staples - 4.6%
Anheuser-Busch InBev S.A./N.V.	2.625%	01/17/23	100,000	97,089
B&G Foods, Inc.	5.250%	04/01/25	68,000	65,620
Ingles Markets, Inc.	5.750%	06/15/23	75,000	74,625
Pinnacle Foods Finance, LLC	5.875%	01/15/24	67,000	70,266
Spectrum Brands, Inc.	5.750%	07/15/25	70,000	72,450
				380,050
Energy - 4.9%
Cheniere Corpus Christi Holdings, LLC	5.875%	03/31/25	64,000	67,920
Chevron Corp.	2.954%	05/16/26	100,000	96,026
Exxon Mobil Corp.	3.043%	03/01/26	250,000	244,581
				408,527
Financials – 18.5%
Aircastle Ltd.	5.500%	02/15/22	58,000	60,610
Aircastle Ltd.	5.000%	04/01/23	12,000	12,404
Bank of America Corp.	3.970%	03/05/29	175,000	175,000
Bank of New York Mellon Corp. (The)	3.000%	02/24/25	100,000	97,158
Berkshire Hathaway, Inc.	3.125%	03/15/26	125,000	121,773
Branch Banking & Trust Co.	3.625%	09/16/25	150,000	150,126
International Lease Finance Corp.	5.875%	08/15/22	150,000	163,959
Morgan Stanley	3.700%	10/23/24	175,000	175,026
PNC Financial Services Group, Inc. (The)	3.900%	04/29/24	150,000	152,952
Progressive Corp. (The)	2.450%	01/15/27	75,000	69,298
State Street Corp.	2.650%	05/19/26	175,000	163,368
U.S. Bancorp, Series MTN	3.100%	04/27/26	200,000	191,307
				1,532,981

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.2% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 4.8%
DaVita HealthCare Partners, Inc.	5.000%	05/01/25	$80,000	$78,700
HCA Holdings, Inc.	5.375%	02/01/25	60,000	61,144
HCA Holdings, Inc.	5.875%	02/15/26	15,000	15,563
HealthSouth Corp.	5.750%	11/01/24	60,000	60,825
HealthSouth Corp.	5.750%	09/15/25	15,000	15,300
Medtronic, Inc.	3.500%	03/15/25	150,000	149,958
Teleflex, Inc.	4.625%	11/15/27	20,000	19,575
				401,065
Industrials - 17.7%
AECOM	5.125%	03/15/27	75,000	72,821
Arconic, Inc.	6.750%	01/15/28	64,000	73,280
General Dynamics Corp.	2.625%	11/15/27	100,000	93,136
Hawaiian Airlines, Inc., Series 2013-1A	3.900%	01/15/26	58,192	58,960
Iron Mountain, Inc.	5.750%	08/15/24	85,000	85,000
L-3 Communications Corp.	3.950%	05/28/24	195,000	197,733
Masco Corp.	3.500%	11/15/27	175,000	167,811
TransDigm, Inc.	6.375%	06/15/26	71,000	72,775
Union Pacific Corp.	3.000%	04/15/27	250,000	241,863
United Airlines, Inc., Class A Pass-Through Certificates, Series 2014-2	3.750%	03/03/28	177,060	178,193
United Airlines, Inc., Class B Pass-Through Certificates, Series 2013-1	5.375%	02/15/23	29,204	30,409
United Rentals North America, Inc.	5.500%	05/15/27	35,000	35,910
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	12/03/26	125,011	130,305
US Airways, Inc., Class B Pass-Through Certificates, Series 2012-2	6.750%	12/03/22	30,902	33,355
				1,471,551
Information Technology – 9.9%
Apple, Inc.	3.250%	02/23/26	205,000	201,936
Intel Corp.	2.600%	05/19/26	50,000	47,133
Intel Corp.	3.150%	05/11/27	50,000	48,860
Microsoft Corp.	2.400%	08/08/26	200,000	185,951
Microsoft Corp.	3.300%	02/06/27	50,000	49,607
Oracle Corp.	2.650%	07/15/26	100,000	93,548
Seagate Technology plc	4.750%	01/01/25	80,000	77,646
Visa, Inc.	2.750%	09/15/27	125,000	117,805
				822,486

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.2% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 5.9%
Berry Plastics Corp.	5.125%	07/15/23	$66,000	$67,650
Graphic Packaging International, Inc.	4.125%	08/15/24	85,000	85,068
Olin Corp.	5.000%	02/01/30	11,000	10,629
Steel Dynamics, Inc.	5.000%	12/15/26	80,000	81,800
Vulcan Materials Co.	3.900%	04/01/27	250,000	247,605
				492,752
Real Estate - 3.3%
CoreCivic, Inc. 4.750% 10/15/27			3,000	2,872
Equinix, Inc.	5.875%	01/15/26	20,000	21,000
GEO Group, Inc. (The)	6.000%	04/15/26	69,000	69,107
Simon Property Group, L.P.	3.750%	02/01/24	150,000	153,028
Simon Property Group, L.P.	3.250%	11/30/26	25,000	24,255
				270,262
Telecommunication Services - 13.7%
AT&T, Inc.	2.625%	12/01/22	100,000	96,655
CCO Holdings, LLC/CCO Holdings Capital Corp.	5.750%	01/15/24	70,000	71,400
Charter Communications, LLC	4.908%	07/23/25	170,000	175,022
Charter Communications, LLC	4.20%	03/15/28	80,000	76,937
Comcast Corp.	3.600%	03/01/24	80,000	80,838
Comcast Corp.	3.150%	03/01/26	115,000	110,989
CSC Holdings, LLC	5.250%	06/01/24	73,000	70,445
Lamar Media Corp.	5.750%	02/01/26	67,000	69,596
Mediacom, LLC/Mediacom Capital Corp.	5.500%	04/15/21	8,000	8,070
Mediacom, LLC/Mediacom Capital Corp.	6.375%	04/01/23	66,000	67,973
Qwest Corp.	6.750%	12/01/21	150,000	160,559
T-Mobile USA, Inc.	6.375%	03/01/25	4,000	4,230
T-Mobile USA, Inc.	5.375%	04/15/27	59,000	60,475
Zayo Group, LLC	6.375%	05/15/25	80,000	83,910
				1,137,099

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.2% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 6.4%
AES Corp. (The)	5.500%	04/15/25	$30,000	$30,900
American Water Capital Corp.	2.950%	09/01/27	125,000	119,643
AmeriGas Finance, LLC	5.875%	08/20/26	72,000	72,540
Calpine Corp.	5.750%	01/15/25	74,000	69,560
Commonwealth Edison Co.	2.950%	08/15/27	250,000	238,753
				531,396

Total Investments at Value - 98.2% (Cost $8,319,231)				$8,157,254

Other Assets in Excess of Liabilities - 1.8%				147,702

Net Assets - 100.0%				$8,304,956

See accompanying notes to Schedule of Investments.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

1.	Securities Valuation

Fixed income securities of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Cincinnati Asset Management, Inc. (the Fund’s adviser), under the general supervision of the Board. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Corporate bonds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2018:

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$8,157,254	$-	$8,157,254

CINCINNATI ASSET MANAGEMENT FUNDS:

BROAD MARKET STRATEGIC INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector type. As of February 28, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2018:

Tax cost of portfolio investments	$8,319,231
Gross unrealized appreciation	$37,546
Gross unrealized depreciation	(199,523)
Net unrealized depreciation on investments	$(161,977)

LYRICAL U.S. VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Consumer Discretionary - 11.3%
Auto Components - 4.6%
Adient plc	335,795	$20,839,438
Goodyear Tire & Rubber Company (The)	841,805	24,361,837
Tenneco, Inc.	186,839	9,818,389
		55,019,664
Household Durables - 3.0%
Whirlpool Corporation	223,306	36,271,594

Internet & Direct Marketing Retail - 3.7%
Liberty Interactive Corporation QVC Group - Series A (a)	1,519,104	43,856,532

Energy - 10.7%
Energy Equipment & Services - 2.8%
National Oilwell Varco, Inc.	941,237	33,028,006

Oil, Gas & Consumable Fuels - 7.9%
EOG Resources, Inc.	477,657	48,443,973
Suncor Energy, Inc.	1,405,977	46,284,763
		94,728,736
Financials - 22.3%
Capital Markets - 7.6%
Affiliated Managers Group, Inc.	180,476	34,174,936
Ameriprise Financial, Inc.	360,594	56,411,325
		90,586,261
Insurance - 14.7%
Aflac, Inc.	651,536	57,908,520
Assurant, Inc.	213,406	18,239,811
Lincoln National Corporation	707,918	53,922,114
Willis Towers Watson plc	287,185	45,346,511
		175,416,956
Health Care - 11.2%
Health Care Providers & Services - 11.2%
Anthem, Inc.	294,780	69,385,317
HCA Healthcare, Inc.	654,281	64,937,389
		134,322,706
Industrials - 8.9%
Building Products - 3.2%
Johnson Controls International plc	1,041,323	38,393,579

Construction & Engineering - 1.3%
AECOM (a)	445,870	15,832,843

LYRICAL U.S. VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 8.9% (Continued)
Road & Rail - 1.7%
Avis Budget Group, Inc. (a)	318,387	$14,384,725
Hertz Global Holdings, Inc. (a)	328,022	5,966,720
		20,351,445
Trading Companies & Distributors - 2.7%
AerCap Holdings N.V. (a)	637,962	31,649,295

Information Technology - 29.0%
Communications Equipment - 3.0%
ARRIS International plc (a)	495,211	12,627,880
CommScope Holding Company, Inc. (a)	597,311	23,121,909
		35,749,789
Electronic Equipment, Instruments & Components - 8.5%
Corning, Inc.	1,950,474	56,719,784
Flex Ltd. (a)	1,769,579	32,029,380
Tech Data Corporation (a)	124,560	12,872,030
		101,621,194
IT Services - 2.7%
Western Union Company (The)	1,639,411	32,493,126

Semiconductors & Semiconductor Equipment - 9.2%
Broadcom Ltd.	358,465	88,347,284
Microsemi Corporation (a)	325,719	21,139,163
		109,486,447
Technology Hardware, Storage & Peripherals - 5.6%
NCR Corporation (a)	505,945	16,696,185
Western Digital Corporation	580,700	50,544,128
		67,240,313
Materials - 5.0%
Chemicals - 4.0%
Celanese Corporation - Series A	477,772	48,188,084

Containers & Packaging - 1.0%
Owens-Illinois, Inc. (a)	529,387	11,413,584

Total Common Stocks (Cost $949,378,739)		$1,175,650,154

LYRICAL U.S. VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.5% (Continued)	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.29% (b) (Cost $30,593,595)	30,593,595	$30,593,595

Total Investments at Value - 100.9% (Cost $979,972,334)		$1,206,243,749

Liabilities in Excess of Other Assets - (0.9%)		(11,155,338)

Net Assets - 100.0%		$1,195,088,411

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2018.

See accompanying notes to Schedule of Investments.

LYRICAL U.S. VALUE EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

1.	Securities Valuation

Lyrical U.S. Value Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

LYRICAL U.S. VALUE EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of February 28, 2018:

	Level 1	Level 2	Level 3	Total

Common Stocks	$1,175,650,154	$-	$-	$1,175,650,154
Money Market Funds	30,593,595	-	-	30,593,595
Total	$1,206,243,749	$-	$-	$1,206,243,749

Refer to the Fund’s Schedule of Investments for a listing of securities by industry type. As of February 28, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2018:

Tax cost of portfolio investments	$995,545,908

Gross unrealized appreciation	$260,297,868
Gross unrealized depreciation	(49,600,027)
Net unrealized appreciation on investments	$210,697,841

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to losses deferred on wash sales.

4.	Sector Risks

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of February 28, 2018, the Fund had 29.0% of the value of its net assets invested in stocks within the Information Technology sector.

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS - 31.1%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 25.2%
U.S. Treasury Notes	0.750%	09/30/18	$1,250,000	$1,241,309
U.S. Treasury Notes	1.000%	11/15/19	1,460,000	1,430,059
U.S. Treasury Notes	2.000%	01/31/20	945,000	940,533
U.S. Treasury Notes	1.375%	03/31/20	110,000	107,916
U.S. Treasury Notes	1.500%	06/15/20	560,000	549,609
U.S. Treasury Notes	1.500%	07/15/20	12,000	11,768
U.S. Treasury Notes	1.500%	08/15/20	1,100,000	1,077,785
U.S. Treasury Notes	1.375%	08/31/20	1,485,000	1,449,557
U.S. Treasury Notes	1.375%	09/30/20	500,000	487,617
U.S. Treasury Notes	1.375%	10/31/20	6,480,000	6,311,672
U.S. Treasury Notes	1.875%	12/15/20	1,010,000	995,757
U.S. Treasury Notes	1.125%	02/28/21	285,000	274,179
U.S. Treasury Notes	1.125%	07/31/21	500,000	477,500
U.S. Treasury Notes	2.125%	09/30/21	360,000	355,008
U.S. Treasury Notes	1.250%	10/31/21	100,000	95,520
U.S. Treasury Notes	1.875%	07/31/22	330,000	319,752
U.S. Treasury Notes	1.625%	08/31/22	54,000	51,722
U.S. Treasury Notes	1.875%	09/30/22	385,000	372,442
U.S. Treasury Notes	2.000%	10/31/22	1,025,000	996,212
U.S. Treasury Notes	2.000%	11/30/22	2,127,000	2,066,347
U.S. Treasury Notes	1.500%	02/28/23	285,000	269,548
U.S. Treasury Notes	1.875%	08/31/24	185,000	175,157
U.S. Treasury Notes	2.125%	09/30/24	120,000	115,223
U.S. Treasury Notes	2.500%	01/31/25	370,000	363,005
U.S. Treasury Notes	2.250%	02/15/27	80,000	76,000
U.S. Treasury Notes	2.375%	05/15/27	110,000	105,501
U.S. Treasury Notes	2.250%	08/15/27	102,000	96,625
U.S. Treasury Notes	2.250%	11/15/27	3,440,000	3,254,563
U.S. Treasury Notes	2.750%	02/15/28	275,000	272,196
				24,340,082
U.S. Treasury Bonds - 5.9%
U.S. Treasury Bonds	5.375%	02/15/31	485,000	613,449
U.S. Treasury Bonds	4.500%	02/15/36	1,235,000	1,496,280
U.S. Treasury Bonds	5.000%	05/15/37	165,000	213,024
U.S. Treasury Bonds	4.375%	02/15/38	55,000	66,172
U.S. Treasury Bonds	4.500%	05/15/38	415,000	507,856
U.S. Treasury Bonds	4.250%	05/15/39	810,000	962,160
U.S. Treasury Bonds	3.000%	05/15/42	1,085,000	1,066,860
U.S. Treasury Bonds	2.875%	11/15/46	80,000	76,094

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 31.1% (Continued)	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 5.9% (Continued)
U.S. Treasury Bonds	3.000%	02/15/47	$60,000	$58,505
U.S. Treasury Bonds	2.750%	08/15/47	465,000	430,743
U.S. Treasury Bonds	2.750%	11/15/47	170,000	157,502
				5,648,645

Total U.S. Treasury Obligations (Cost $30,706,117)				$29,988,727

MORTGAGE-BACKED SECURITIES - 30.9%	Coupon	Maturity	Par Value	Value
Commercial - 15.1%
AMSR Mortgage Trust, Series 2016-SFR1, Class D, 144A (1MO LIBOR + 240) (a)	3.990%	11/17/33	$1,000,000	$1,011,002
BAMLL Commercial Mortgage Security, Series 2017-BNK6, Class D, 144A	3.100%	07/15/60	340,000	264,057
Commercial Mortgage Trust, Series 2013-CR7, Class D, 144A (a)	4.285%	03/10/46	410,000	269,202
Commercial Mortgage Trust, Series 2014-CR19, Class D, 144A (a)	4.715%	08/10/47	265,000	229,862
Commercial Mortgage Trust, Series 2016-CR28, Class D (a)	3.897%	02/10/49	310,000	281,156
Credit Suisse Mortgage Trust, Series 2013-IVR3, Class A1, 144A	2.500%	05/25/43	429,081	394,906
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class D (a)	3.358%	08/15/48	808,687	628,921
DBUBS Commercial Mortgage Trust, Series 2011-LC3A, Class D, 144A (a)	5.341%	08/10/44	480,000	493,929
FREMF Mortgage Trust, Series 2013-K33, Class C, 144A (a)	3.501%	08/25/46	580,000	552,756
FREMF Mortgage Trust, Series 2015-K44, Class C, 144A (a)	3.684%	01/25/48	620,000	591,610
FREMF Mortgage Trust, Series 2015-K45, Class C, 144A (a)	3.591%	04/25/48	315,000	298,675
FREMF Mortgage Trust, Series 2016-K55, Class C, 144A (a)	4.161%	04/25/49	330,000	322,731
FREMF Mortgage Trust, Series 2016-K56, Class C, 144A (a)	3.938%	06/25/49	830,000	797,285
FREMF Mortgage Trust, Series 2016-K57, Class C, 144A (a)	3.919%	08/25/49	350,000	332,727

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 30.9% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 15.1% (Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class C (a)	4.237%	10/15/48	$235,000	$225,840
JPMCC Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, 144A (a)	2.854%	10/06/38	70,000	66,364
JPMorgan Mortgage Trust, Series 2017-3, Class 1A3, 144A	3.500%	08/25/47	537,723	531,338
JPMorgan Mortgage Trust, Series 2018-1, Class A3, 144A	3.500%	06/25/48	199,939	197,880
JPMorgan Mortgage Trust, Series 2018-1, Class A5, 144A	3.500%	06/25/48	227,749	228,751
OCP CLO Ltd., Series 2016-12A, Class A1, 144A (3MO LIBOR + 157) (a)	3.304%	10/18/28	1,050,000	1,055,131
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 144A	3.872%	01/05/43	624,000	610,849
Shackleton CLO Ltd., Series 2017-10A, Class A, 144A (3MO LIBOR + 133) (a)	3.075%	04/20/29	890,000	895,220
Towd Point Mortgage Trust, Series 2015-1, Class A5, 144A (a)	3.534%	10/25/53	835,000	858,442
Towd Point Mortgage Trust, Series 2017-1, Class M2, 144A	3.750%	10/25/56	740,000	725,841
Towd Point Mortgage Trust, Series 2016-5, Class M2, 144A	3.375%	10/25/57	620,000	598,258
Tralee CDO Ltd., Series 2013-1A, Class AR, 144A (3MO LIBOR + 132) (a)	3.065%	07/20/29	640,000	644,117
UBS Commercial Mortgage Trust, Series 2018-NYCHC, Class D, 144A (1MO LIBOR +210) (a) (b)	3.688%	02/15/32	260,000	260,000
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 144A (a)	6.051%	01/10/45	910,000	880,970
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class D, 144A (a)	4.357%	09/15/50	320,000	291,626
				14,539,446

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 30.9% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 7.7%
Federal Home Loan Mortgage Corporation, Pool #J19087	3.000%	05/01/27	$277,365	$278,207
Federal Home Loan Mortgage Corporation, Pool #G18481	3.000%	09/01/28	197,830	197,559
Federal Home Loan Mortgage Corporation, Pool #G18622	2.500%	12/01/31	349,884	341,311
Federal Home Loan Mortgage Corporation, Pool #A93093	4.500%	07/01/40	88,049	93,096
Federal Home Loan Mortgage Corporation, Pool #A94472	4.000%	10/01/40	147,783	152,705
Federal Home Loan Mortgage Corporation, Series 4667, Class LA	3.500%	01/15/43	950,195	955,462
Federal Home Loan Mortgage Corporation, Pool #Q19470	3.000%	06/01/43	184,555	180,290
Federal Home Loan Mortgage Corporation, Pool #Q20576	3.000%	08/01/43	353,959	345,213
Federal Home Loan Mortgage Corporation, Pool #G08572	3.500%	02/01/44	121,341	121,868
Federal Home Loan Mortgage Corporation, Pool #G08677	4.000%	11/01/45	510,723	525,361
Federal Home Loan Mortgage Corporation, Pool #G08707	4.000%	05/01/46	1,805,731	1,857,494
Federal Home Loan Mortgage Corporation, Pool #G08737	3.000%	12/01/46	1,807,129	1,753,135
Federal Home Loan Mortgage Corporation, Pool #G08772	4.500%	06/01/47	619,397	648,963
				7,450,664
Federal National Mortgage Association - 6.2%
Federal National Mortgage Association, Pool #AJ7494	3.000%	12/01/26	202,169	202,541
Federal National Mortgage Association, Pool #AB5490	3.000%	07/01/27	66,028	66,150
Federal National Mortgage Association, Pool #AE0443	6.500%	10/01/39	18,394	20,501
Federal National Mortgage Association, Pool #AB5379	3.500%	06/01/42	1,212,261	1,217,791
Federal National Mortgage Association, Pool #AB6670	3.000%	10/01/42	164,682	160,896
Federal National Mortgage Association, Pool #AB9345	3.000%	05/01/43	326,096	318,367

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 30.9% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 6.2% (Continued)
Federal National Mortgage Association, Pool #AB9350	3.000%	05/01/43	$144,642	$141,315
Federal National Mortgage Association, Pool #AB9558	3.000%	06/01/43	338,588	330,432
Federal National Mortgage Association, Pool #AT5860	3.500%	06/01/43	609,602	611,883
Federal National Mortgage Association, Pool #AL4010	3.500%	07/01/43	148,558	149,183
Federal National Mortgage Association, Pool #AL5625	3.500%	03/01/44	90,962	91,372
Federal National Mortgage Association, Pool #AL5538	4.000%	07/01/44	61,225	63,179
Federal National Mortgage Association, Pool #AS5165	3.000%	06/01/45	191,290	186,315
Federal National Mortgage Association, Pool #MA3088	4.000%	08/01/47	488,529	501,121
Federal National Mortgage Association, Pool #MA3143	3.000%	09/01/47	73,634	71,393
Federal National Mortgage Association, Pool #MA3238	3.500%	01/01/48	555,857	555,642
Federal National Mortgage Association, Pool #MA3240	4.500%	01/01/48	1,237,825	1,299,352
				5,987,433
Government National Mortgage Association - 1.9%
Government National Mortgage Association, Pool #5175	4.500%	09/20/41	79,001	83,153
Government National Mortgage Association, Pool #MA3937	3.500%	09/20/46	1,310,307	1,319,261
Government National Mortgage Association, Series 2015-41, Class C (a)	3.159%	01/16/57	490,000	450,776
				1,853,190

Total Mortgage-Backed Securities (Cost $30,503,239)				$29,830,733

ASSET-BACKED SECURITIES - 8.5%	Coupon	Maturity	Par Value	Value
American Credit Acceptance Receivables Trust, Series 2017-3, Class D, 144A	3.430%	10/10/23	$330,000	$328,592

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 8.5% (Continued)	Coupon	Maturity	Par Value	Value
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D	3.180%	07/18/23	$410,000	$407,857
Drive Auto Receivables Trust, Series 2017-BA, Class D, 144A	3.720%	10/17/22	440,000	445,503
Drive Auto Receivables Trust, Series 2017-3, Class D, 144A	3.530%	12/15/23	1,000,000	992,427
Drive Auto Receivables Trust, Series 17-AA, Class D, 144A	4.160%	05/15/24	400,000	408,738
Drive Auto Receivables Trust, Series 2018-1, Class D	3.810%	05/15/24	620,000	618,902
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 144A	4.220%	06/15/22	980,000	993,873
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 144A	3.680%	07/17/23	510,000	509,103
Hertz Vehicle Financing LLC, Series 2018-1A, Class C, 144A	4.390%	02/25/24	240,000	237,145
MVW Owner Trust, Series 2013-1A, Class B, 144A	2.740%	04/22/30	27,182	26,779
Santander Drive Auto Receivables Trust, Series 2016-3, Class D	2.800%	08/15/22	660,000	652,398
Santander Drive Auto Receivables Trust, Series 2018-1, Class D	3.320%	03/15/24	280,000	278,757
Shops at Crystals Trust, Series 2016-CSTL, Class D, 144A	3.731%	07/05/36	510,000	463,093
Sierra Receivables Funding Company, LLC, Series 2016-3A, Class B, 144A	2.630%	10/20/33	213,879	207,195
SoFi Consumer Loan Program Trust, Series 2016-2, Class B, 144A	4.770%	10/27/25	245,000	253,563
SoFi Consumer Loan Program Trust, Series 2017-3, Class B, 144A (a)	3.850%	05/25/26	200,000	201,273
SoFi Consumer Loan Program Trust, Series 2017-5, Class B, 144A	3.690%	09/25/26	534,000	533,459
SoFi Consumer Loan Program Trust, Series 2018-1, Class B, 144A	3.650%	02/25/27	320,000	318,444
Westlake Automobile Receivables Trust, Series 2018-1A, Class D, 144A	3.410%	05/15/23	325,000	324,490
Total Asset-Backed Securities (Cost $8,229,635)				$8,201,591

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 27.0%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 1.7%
Alibaba Group Holding Ltd.	2.500%	11/28/19	$205,000	$204,108
Alibaba Group Holding Ltd.	3.600%	11/28/24	345,000	344,322
Charter Communications Operating, LLC/CAP	5.375%	05/01/47	75,000	74,238
Coach, Inc.	4.125%	07/15/27	505,000	493,829
Wyndham Worldwide Corporation	4.150%	04/01/24	555,000	556,070
				1,672,567
Consumer Staples - 0.9%
Kraft Heinz Foods Company (The)	5.200%	07/15/45	368,000	374,859
Kroger Company (The)	4.450%	02/01/47	515,000	484,547
				859,406
Energy - 5.2%
Andeavor	4.750%	12/15/23	520,000	541,595
Boardwalk Pipelines, L.P.	4.450%	07/15/27	500,000	488,949
Cenovus Energy, Inc.	6.750%	11/15/39	450,000	516,006
Chevron Corporation	2.419%	11/17/20	165,000	163,521
Enable Midstream Partners, L.P.	4.400%	03/15/27	505,000	497,091
Kinder Morgan, Inc.	3.150%	01/15/23	178,000	174,225
Motiva Enterprises, LLC, 144A	6.850%	01/15/40	375,000	452,320
MPLX, L.P.	4.700%	04/15/48	60,000	58,139
Occidental Petroleum Corporation (b)	4.200%	03/15/48	400,000	397,088
ONEOK, Inc.	4.950%	07/13/47	505,000	508,756
Sabine Pass Liquefaction, LLC	5.000%	03/15/27	530,000	550,477
Shell International Finance B.V.	1.875%	05/10/21	185,000	179,221
TC Pipelines, L.P.	4.375%	03/13/25	290,000	293,517
TC Pipelines, L.P.	3.900%	05/25/27	180,000	174,715
				4,995,620
Financials - 7.5%
Air Lease Corporation	2.125%	01/15/20	250,000	246,479
American Financial Group, Inc.	4.500%	06/15/47	440,000	433,500
Bank of America Corporation, 144A	3.004%	12/20/23	430,000	420,923
Bank of America Corporation	3.705%	04/24/28	340,000	334,715
Bank of Montreal	1.500%	07/18/19	200,000	196,838
Berkshire Hathaway, Inc.	2.100%	08/14/19	80,000	79,571
Boral Finance Properties Ltd., 144A	3.000%	11/01/22	380,000	372,033
Brighthouse Financial, Inc., 144A	4.700%	06/22/47	515,000	480,267
Citigroup, Inc.	4.450%	09/29/27	265,000	270,439
Credit Suisse AG of New York	3.625%	09/09/24	586,000	584,289
General Motors Financial Company, Inc.	3.250%	01/05/23	140,000	137,091
General Motors Financial Company, Inc.	4.350%	01/17/27	405,000	403,872
Goldman Sachs Group, Inc. (The)	3.850%	01/26/27	314,000	309,654

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 27.0% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 7.5% (Continued)
Goldman Sachs Group, Inc. (The)	4.017%	10/31/38	$130,000	$125,623
Huntington Bancshares, Inc.	2.600%	08/02/18	115,000	115,108
Hyundai Capital America, 144A	2.600%	03/19/20	235,000	231,886
Intesa Sanpaolo S.P.A., 144A	3.875%	07/14/27	350,000	334,031
JPMorgan Chase & Company	3.625%	12/01/27	490,000	472,970
Morgan Stanley	3.950%	04/23/27	280,000	275,332
SMBC Aviation Capital Finance Designated Activity, 144A	2.650%	07/15/21	325,000	317,569
Sumitomo Mitsui Financial Group, Inc.	2.442%	10/19/21	435,000	423,681
Sumitomo Mitsui Financial Group, Inc.	2.784%	07/12/22	290,000	283,391
Voya Financial, Inc.	4.800%	06/15/46	415,000	430,152
				7,279,414
Health Care - 0.9%
Celgene Corporation	4.350%	11/15/47	445,000	419,123
Unitedhealth Group, Inc.	3.750%	10/15/47	420,000	395,540
				814,663
Industrials - 0.6%
Celulosa Arauco y Constitucion S.A., 144A	5.500%	11/02/47	435,000	442,186
General Electric Company	5.625%	05/01/18	165,000	165,901
				608,087
Information Technology - 3.5%
Apple, Inc.	1.000%	05/03/18	235,000	234,582
Arrow Electronics, Inc.	3.250%	09/08/24	310,000	297,115
Arrow Electronics, Inc.	3.875%	01/12/28	505,000	489,921
Broadcom Corporation/Broadcom Cayman Finance Ltd.	3.875%	01/15/27	540,000	517,762
Dell, Inc., 144A	8.350%	07/15/46	370,000	468,748
Motorola Solutions, Inc.	3.750%	05/15/22	400,000	400,405
Oracle Corporation	4.000%	11/15/47	55,000	54,333
Seagate HDD Cayman, 144A	4.875%	03/01/24	270,000	270,292
Seagate HDD Cayman	4.875%	06/01/27	180,000	172,036
Tech Data Corporation	4.950%	02/15/27	480,000	490,970
				3,396,164
Materials - 1.2%
Domtar Corporation	6.750%	02/15/44	320,000	356,417
Glencore Funding, LLC, 144A	4.000%	03/27/27	460,000	448,677
LyondellBasell Industries N.V.	5.000%	04/15/19	33,000	33,640
Monsanto Company	5.500%	08/15/25	315,000	348,617
				1,187,351

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 27.0% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 1.6%
Alexandria Real Estate Equities, Inc.	3.450%	04/30/25	$450,000	$434,425
Crown Castle International Corporation	3.200%	09/01/24	550,000	529,478
Crown Castle International Corporation	4.750%	05/15/47	285,000	285,789
Hospitality Properties Trust	4.375%	02/15/30	60,000	57,714
Hudson Pacific Properties, L.P.	3.950%	11/01/27	265,000	253,467
				1,560,873
Telecommunication Services - 2.7%
Américan Móvil S.A.B. de C.V.	5.000%	10/16/19	380,000	393,403
AT&T, Inc.	4.250%	03/01/27	250,000	250,843
AT&T, Inc.	5.250%	03/01/37	263,000	271,410
Comisión Federal de Electricidad, 144A	4.750%	02/23/27	200,000	202,250
Sprint Spectrum, L.P., 144A	3.360%	03/20/23	918,750	921,047
Verizon Communications, Inc.	5.500%	03/16/47	465,000	508,003
				2,546,956
Utilities - 1.2%
Buckeye Partners, L.P.	2.650%	11/15/18	125,000	125,024
Duke Energy Progress, Inc.	5.300%	01/15/19	45,000	45,986
ENEL Finance International N.V., 144A	4.750%	05/25/47	515,000	525,008
Oglethorpe Power Corporation	6.100%	03/15/19	60,000	61,986
Southern California Edison Company	4.000%	04/01/47	430,000	429,208
				1,187,212

Total Corporate Bonds (Cost $26,514,576)				$26,108,313

INTERNATIONAL BONDS - 0.1%	Coupon	Maturity	Par Value	Value
United Mexican States (Cost $102,930)	4.000%	10/02/23	$100,000	$101,900

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.29% (c) (Cost $1,963,425)	1,963,425	$1,963,425

Total Investments at Value - 99.6% (Cost $98,019,922)		$96,194,689

Other Assets in Excess of Liabilities - 0.4%		432,967

Net Assets - 100.0%		$96,627,656

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $25,534,443 as of February 28, 2018, representing 26.4% of net assets.
LIBOR -	London interbank offered rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Securities have been fair valued according to procedures established by and under the general supervision of the Board of Trustees. The total value of such securities is $657,088 at February 28, 2018, representing 0.7% of net assets (Note 1).
(c)	The rate shown is the 7-day effective yield as of February 28, 2018.

See accompanying notes to Schedules of Investments.

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS - 6.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 3.7%
U.S. Treasury Notes	2.750%	02/15/28	$3,360,000	$3,325,744

U.S. Treasury Bonds - 3.1%
U.S. Treasury Bonds	2.750%	11/15/47	3,065,000	2,839,674

Total U.S. Treasury Obligations (Cost $6,140,025)				$6,165,418

MORTGAGE-BACKED SECURITIES - 0.1%	Coupon	Maturity	Par Value	Value
Commercial - 0.1%
Commercial Mortgage Trust, Series 2013-CR7, Class D, 144A (a) (Cost $71,945)	4.285%	03/10/46	$82,500	$54,169

MUNICIPAL BONDS - 0.4%	Coupon	Maturity	Par Value	Value
New York City Transitional Finance Authority Build America Bonds, Revenue	5.508%	08/01/37	$260,000	$316,490
New York State Dormitory Authority, Build America Bonds, Revenue	5.600%	03/15/40	10,000	12,271
Total Municipal Bonds (Cost $331,305)				$328,761

ASSET-BACKED SECURITIES - 0.0% (b)	Coupon	Maturity	Par Value	Value
MVW Owner Trust, Series 2013-1A , Class B, 144A (Cost $15,649)	2.740%	04/22/30	$15,856	$15,621

CORPORATE BONDS - 87.6%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 11.2%
21st Century Fox America, Inc.	6.200%	12/15/34	$890,000	$1,102,574
Amazon.com, Inc., 144A	3.875%	08/22/37	1,110,000	1,103,034
CBS Corporation	4.850%	07/01/42	715,000	713,133

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 87.6% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 11.2% (Continued)
Charter Communications Operating, LLC/CAP	3.750%	02/15/28	$525,000	$485,443
Comcast Corporation	4.250%	01/15/33	1,325,000	1,357,930
Ford Motor Company	4.750%	01/15/43	575,000	530,746
General Motors Company, Inc.	5.150%	04/01/38	294,000	290,344
General Motors Company, Inc.	6.750%	04/01/46	550,000	649,618
Hasbro, Inc.	6.350%	03/15/40	422,000	478,160
Johnson (S.C.) & Son, Inc., 144A	4.350%	09/30/44	690,000	708,295
Lowe's Companies, Inc.	4.050%	05/03/47	1,020,000	999,246
Macy's Retail Holdings, Inc.	6.650%	07/15/24	80,000	87,651
Newell Brands, Inc.	5.500%	04/01/46	790,000	839,839
NIKE, Inc.	3.375%	11/01/46	405,000	365,671
Time Warner, Inc.	6.750%	06/15/39	450,000	516,349
				10,228,033
Consumer Staples - 4.5%
Anheuser-Busch InBev S.A./N.V.	4.700%	02/01/36	350,000	367,800
Anheuser-Busch InBev S.A./N.V.	4.900%	02/01/46	1,140,000	1,215,739
CVS Health Corporation	5.125%	07/20/45	340,000	355,233
Kroger Company (The)	4.450%	02/01/47	915,000	860,893
Procter & Gamble Company (The)	3.500%	10/25/47	425,000	399,085
Target Corporation	3.625%	04/15/46	965,000	881,869
				4,080,619
Energy - 11.6%
Baker Hughes a GE Company, LLC	4.080%	12/15/47	750,000	704,075
Boardwalk Pipelines, L.P.	5.950%	06/01/26	706,000	763,866
Boardwalk Pipelines, L.P.	4.450%	07/15/27	340,000	332,485
Energy Transfer Partners, L.P.	7.500%	07/01/38	220,000	266,785
Energy Transfer Partners, L.P.	6.500%	02/01/42	740,000	818,832
Energy Transfer Partners, L.P.	5.950%	10/01/43	110,000	113,912
Enterprise Products Operating, LLC	4.250%	02/15/48	425,000	407,546
Enterprise Products Operating, LLC	5.375%	02/15/78	675,000	652,017
EQT Corporation	3.900%	10/01/27	1,240,000	1,183,563
Kinder Morgan Energy Partners, L.P.	6.500%	09/01/39	798,000	915,233
Kinder Morgan, Inc.	4.300%	03/01/28	225,000	224,246
Kinder Morgan, Inc.	5.200%	03/01/48	225,000	225,213
Marathon Petroleum Corporation	5.850%	12/15/45	545,000	596,132
MPLX, L.P.	4.500%	04/15/38	80,000	77,619
Petroleos Mexicanos	5.500%	06/27/44	170,000	152,322
Petroleos Mexicanos	6.750%	09/21/47	687,000	698,590
Sabine Pass Liquefaction, LLC	5.000%	03/15/27	1,000,000	1,038,635

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 87.6% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 11.6% (Continued)
Shell International Finance B.V.	4.375%	05/11/45	$1,085,000	$1,151,665
Shell International Finance B.V.	3.750%	09/12/46	310,000	294,932
				10,617,668
Financials - 18.5%
Allstate Corporation	4.200%	12/15/46	790,000	801,757
American International Group, Inc.	4.500%	07/16/44	1,040,000	1,033,260
Bank of America Corporation	4.244%	04/24/38	500,000	508,675
Brighthouse Financial, Inc., 144A	4.700%	06/22/47	1,125,000	1,049,128
Capital One Financial Corporation	3.750%	03/09/27	965,000	937,967
Capital One Financial Corporation	3.800%	01/31/28	665,000	644,312
Crown Castle International Corporation	3.800%	02/15/28	445,000	428,980
Farmers Insurance Exchange, 144A	4.747%	11/01/57	770,000	738,238
GE Capital International Funding Company	4.418%	11/15/35	1,180,000	1,155,792
Goldman Sachs Group, Inc. (The)	6.125%	02/15/33	1,595,000	1,922,144
HSBC Bank USA	5.875%	11/01/34	700,000	850,283
Manulife Financial Corporation	4.061%	02/24/32	920,000	907,402
National Rural Utility Cooperative Finance Corporation	3.400%	02/07/28	850,000	836,006
Northwestern Mutual Life Insurance Company (The), 144A	3.850%	09/30/47	827,000	782,122
Progressive Corporation (The)	4.125%	04/15/47	880,000	886,961
Santander Issuances S.A.	5.179%	11/19/25	530,000	555,434
Wells Fargo & Company	3.900%	05/01/45	1,880,000	1,807,694
Westpac Banking Corporation	4.322%	11/23/31	1,125,000	1,125,416
				16,971,571
Health Care - 8.0%
AbbVie, Inc.	4.300%	05/14/36	1,105,000	1,114,290
Anthem, Inc.	4.375%	12/01/47	280,000	273,714
Celgene Corporation	4.350%	11/15/47	1,115,000	1,050,161
Celgene Corporation	4.550%	02/20/48	215,000	208,834
Duke University Health System, Inc.	3.920%	06/01/47	710,000	707,768
Johnson & Johnson	4.375%	12/05/33	580,000	629,970
Johnson & Johnson	3.500%	01/15/48	205,000	193,361
Medtronic, Inc.	4.375%	03/15/35	1,245,000	1,317,793
Stanford Health Care	3.795%	11/15/48	545,000	534,591
UnitedHealth Group, Inc.	4.750%	07/15/45	1,150,000	1,269,840
				7,300,322
Industrials - 4.4%
Boeing Company	3.550%	03/01/38	235,000	226,442

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 87.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 4.4% (Continued)
CSX Corporation	4.300%	03/01/48	$235,000	$232,107
CSX Corporation	4.650%	03/01/68	475,000	465,153
General Electric Company	4.500%	03/11/44	780,000	772,665
Norfolk Southern Corporation	4.150%	02/28/48	885,000	874,507
United Parcel Service, Inc.	3.750%	11/15/47	1,115,000	1,066,636
United Technologies Corporation	3.750%	11/01/46	210,000	193,049
United Technologies Corporation	4.050%	05/04/47	175,000	168,316
				3,998,875
Information Technology - 4.4%
Alibaba Group Holding Ltd.	3.400%	12/06/27	1,125,000	1,073,509
Apple, Inc.	4.375%	05/13/45	835,000	874,978
Microsoft Corporation	4.100%	02/06/37	439,000	461,102
Oracle Corporation	3.800%	11/15/37	1,083,000	1,070,994
Seagate HDD Cayman	4.875%	06/01/27	530,000	506,550
				3,987,133
Materials - 1.9%
Burlington Resources Finance Company	7.200%	08/15/31	525,000	687,610
Glencore Funding, LLC, 144A	4.000%	03/27/27	1,095,000	1,068,047
				1,755,657
Real Estate - 1.5%
Crown Castle International Corporation	4.750%	05/15/47	305,000	305,844
Highwoods Realty, L.P.	3.875%	03/01/27	880,000	861,202
Kimco Realty Corporation	4.450%	09/01/47	235,000	226,344
				1,393,390
Telecommunication Services - 6.1%
AT&T, Inc.	4.500%	05/15/35	745,000	720,083
AT&T, Inc.	5.250%	03/01/37	645,000	665,627
AT&T, Inc.	4.350%	06/15/45	1,645,000	1,472,953
Motorola Solutions, Inc.	5.500%	09/01/44	85,000	84,743
Verizon Communications, Inc.	4.400%	11/01/34	1,595,000	1,565,511
Verizon Communications, Inc.	5.250%	03/16/37	1,040,000	1,102,191
				5,611,108
Utilities - 15.5%
Alabama Power Company	4.300%	01/02/46	1,035,000	1,091,568
Ameren Illinois Company	3.700%	12/01/47	945,000	910,211
Commonwealth Edison Company	4.000%	03/01/48	655,000	657,042
Connecticut Light and Power Company	4.150%	06/01/45	795,000	820,826
Consolidated Edison Company	4.500%	12/01/45	1,035,000	1,115,736
Duke Energy Progress, LLC	4.375%	03/30/44	720,000	764,425
Duke Energy Progress, LLC	3.600%	09/15/47	415,000	389,106

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 87.6% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 15.5% (Continued)
Électricité de France S.A., 144A	4.950%	10/13/45	$1,090,000	$1,178,986
ENEL Finance International N.V., 144A	4.750%	05/25/47	590,000	601,466
Exelon Generation Company, LLC	5.600%	06/15/42	470,000	494,978
Florida Power & Light Company	3.700%	12/01/47	195,000	187,058
Florida Power & Light Company	3.950%	03/01/48	460,000	459,247
MidAmerican Energy Company	4.800%	09/15/43	375,000	424,557
Pacific Gas & Electric Company	6.050%	03/01/34	515,000	603,283
Potomac Electric Power	4.150%	03/15/43	625,000	642,600
PPL Electric Utilities Corporation	4.750%	07/15/43	775,000	873,669
Sempra Energy	3.800%	02/01/38	1,175,000	1,113,189
Southern California Edison Company	4.650%	10/01/43	554,000	607,952
Southwestern Public Service Company	4.500%	08/15/41	835,000	896,214
Virginia Electric & Power Company	6.350%	11/30/37	275,000	360,637
				14,192,750

Total Corporate Bonds (Cost $81,279,172)				$80,137,126

INTERNATIONAL BONDS - 4.0%	Coupon	Maturity	Par Value	Value
Republic of Colombia	5.000%	06/15/45	$1,120,000	$1,114,400
Republic of Philippines	3.700%	03/01/41	225,000	211,724
Republic of Philippines	3.700%	02/02/42	845,000	795,335
Saudi International Bond, 144A	4.625%	10/04/47	195,000	187,693
United Mexican States	4.750%	03/08/44	1,409,000	1,356,162
Total International Bonds (Cost $3,724,225)				$3,665,314

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.29% (c) (Cost $668,663)	668,663	$668,663

Total Investments at Value - 99.6% (Cost $92,230,984)		$91,035,072

Other Assets in Excess of Liabilities - 0.4%		409,007

Net Assets - 100.0%		$91,444,079

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $7,486,799 as of February 28, 2018, representing 8.2% of net assets.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of February 28, 2018.

See accompanying notes to Schedules of Investments.

RYAN LABS FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2018 (Unaudited)

1. Securities Valuation

Fixed income securities of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Ryan Labs, Inc. (the Funds’ adviser), under the general supervision of the Board. Securities for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Board.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2018 by security type:

Ryan Labs Core Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$29,988,727	$-	$29,988,727
Mortgage-Backed Securities	-	29,830,733	-	29,830,733
Asset-Backed Securities	-	8,201,591	-	8,201,591
Corporate Bonds	-	26,108,313	-	26,108,313
International Bonds	-	101,900	-	101,900
Money Market Funds	1,963,425	-	-	1,963,425
Total	$1,963,425	$94,231,264	$-	$96,194,689

RYAN LABS FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ryan Labs Long Credit Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$6,165,418	$-	$6,165,418
Mortgage-Backed Securities	-	54,169	-	54,169
Municipal Bonds	-	328,761	-	328,761
Asset-Backed Securities	-	15,621	-	15,621
Corporate Bonds	-	80,137,126	-	80,137,126
International Bonds	-	3,665,314	-	3,665,314
Money Market Funds	668,663	-	-	668,663
Total	$668,663	$90,366,409	$-	$91,035,072

As of February 28, 2018, the Funds did not have any transfers between Levels. In addition, the Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2018. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2018:

	Ryan Labs Core Bond Fund	Ryan Labs Long Credit Fund
Tax cost of portfolio investments	$98,023,745	$92,245,791
Gross unrealized appreciation	$301,528	$1,000,348
Gross unrealized depreciation	(2,130,584)	(2,211,067)
Net unrealized depreciation on investments	$(1,829,056)	$(1,210,719)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration under the Securities Act of 1933, as amended, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Funds might be unable to dispose of the securities promptly or at a reasonable price. As of February 28, 2018, Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund had 26.4% and 8.2%, respectively, of the value of their net assets invested in Rule 144A securities.

RYAN LABS FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Risks Associated with Mortgage-Backed Securities

The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As of February 28, 2018, Ryan Labs Core Bond Fund had 30.9% of the value of its net assets invested in mortgage-backed securities.

WAVELENGTH INTEREST RATE NEUTRAL FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS - 80.2%	Shares	Value
Emerging Markets Debt - 16.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	18,203	$2,048,566
PowerShares Emerging Markets Sovereign Debt Portfolio	22,892	646,928
VanEck Vectors Emerging Markets High Yield Bond ETF	52,948	1,285,048
Vanguard Emerging Markets Government Bond ETF	29,261	2,291,721
		6,272,263
Real Estate Investment Trusts (REITs) - 0.5%
Vanguard Real Estate ETF	2,600	190,710

U.S. Fixed Income - 63.6%
iShares iBoxx $ High Yield Corporate Bond ETF	17,820	1,535,728
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,255	615,203
iShares TIPS Bond ETF	57,208	6,402,719
PowerShares Senior Loan Portfolio	150,371	3,473,570
SPDR Bloomberg Barclays Convertible Securities ETF	62,237	3,223,877
SPDR Bloomberg Barclays High Yield Bond ETF	32,633	1,181,641
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	113,809	3,130,885
Vanguard Mortgage-Backed Securities ETF	8,733	448,963
Vanguard Short-Term Corporate Bond ETF	46,852	3,676,008
Vanguard Short-Term Inflation-Protected Securities ETF	20,519	997,634
		24,686,228

Total Exchange-Traded Funds (Cost $31,323,589)		$31,149,201

WAVELENGTH INTEREST RATE NEUTRAL FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 16.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio- Class I, 1.258% (a)	3,708,874	$3,708,874
Invesco Short-Term Investments Trust - Treasury Portfolio- Institutional Shares, 1.294% (a)	2,805,273	2,805,273
Total Money Market Funds (Cost $6,514,147)		$6,514,147

Total Investments at Value - 97.0% (Cost $37,837,736)		$37,663,348

Other Assets in Excess of Liabilities - 3.0%		1,152,187

Net Assets - 100.0%		$38,815,535

(a)	The rate shown is the 7-day effective yield as of February 28, 2018.

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS
February 28, 2018 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
Commodity Futures
COMEX miNY Gold Future	5	03/27/2018	$329,688	$(4,670)

Index Futures
E-Mini Dow CBOT DJIA Future	6	03/16/2018	752,700	10,470
E-Mini Nasdaq 100 Future	6	03/16/2018	823,290	26,052
E-Mini S&P 500 Future	5	03/16/2018	678,563	9,067
Total Index Futures			2,254,553	45,589

Treasury Futures
5-Year U.S. Treasury Note Future	33	06/29/2018	3,760,195	286
10-Year U.S. Treasury Note Future	8	06/20/2018	960,625	940
Total Treasury Futures			4,720,820	1,226

Total Futures Contracts			$7,305,061	$42,145

WAVELENGTH INTEREST RATE NEUTRAL FUND

SCHEDULE OF FUTURES CONTRACTS SOLD SHORT

February 28, 2018 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
Commodity Futures
E-Mini Crude Oil Future	5	03/19/2018	$153,563	$4,589
E-Mini Silver Future	2	04/26/2018	81,937	372
Total Commodity Futures			235,500	4,961

Treasury Futures
U.S. Treasury Bond Future	2	06/20/2018	287,125	(1,285)

Total Futures Contracts Sold Short			$522,625	$3,676

The average monthly notional value of the futures contracts and future contracts sold short during the nine months ended February 28, 2018 was $5,378,850 and ($448,398), respectively.

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2018 (Unaudited)

1.	Securities and Futures Valuation

Wavelength Interest Rate Neutral Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by Wavelength Capital Management, LLC, the investment adviser to the Fund, until the close of regular trading to determine if fair valuation is required.

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to the procedures adopted by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$31,149,201	$-	$-	$31,149,201
Money Market Funds	6,514,147	-	-	6,514,147
Total	$37,663,348	$-	$-	$37,663,348

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts	$42,145	$-	$-	$42,145
Futures Contracts Sold Short	3,676	-	-	3,676
Total	$45,821	$-	$-	$45,821

As of February 28, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2. Security transactions

Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of February 28, 2018:

Cost of portfolio investments	$38,075,614

Gross unrealized appreciation	$190,431
Gross unrealized depreciation	(602,697)

Net unrealized depreciation	$(412,266)

The difference between the federal income tax cost of portfolio investments and Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These book/tax differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and the tax treatment of realized and unrealized gains and losses on futures contracts.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in exchange-traded funds (“ETFs”). ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than net asset value (“NAV”) for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of February 28, 2018, the Fund had 80.2% of the value of its net assets invested in ETFs.

5. Derivatives Risk

Investing in derivatives, including futures contracts, involves the risk of sustaining large and sudden losses. The Fund’s use of derivatives may reduce its returns and/or increase its volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary
Date	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Barrow Value Opportunity Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, Lyrical U.S. Value Equity Fund, Ryan Labs Core Bond Fund, Ryan Labs Long Credit Fund, and Wavelength Interest Rate Neutral Fund

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	April 27, 2018

*	Print the name and title of each signing officer under his or her signature.